Fair Values of Financial Instruments and Interest Rate Risk - Assets Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 105,899	$ 89,258
Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	2,217	3,108
Other real estate owned	3,130	2,909
Fair Value	5,347	6,017
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	2,217	3,108
Other real estate owned	3,130	2,909
Fair Value	5,347	6,017
Total liabilities at fair value	$ 0	$ 0